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Guardian Fundamental Global Equity Fund
Summary Section
Investment Objective
The investment objective of the Guardian Fundamental Global Equity Fund (the "Fund") is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investments)
Shareholder Fees	Guardian Fundamental Global Equity Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Guardian Fundamental Global Equity Fund Institutional Shares
Management Fee	0.80%
Distribution and/or Service Fee (12b-1) Fees	none
Other Expenses	1.15%
Total Annual Operating Expenses	1.95%
Expense Reduction/Reimbursement	(0.96%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	[1]
[1]	Alta Capital Management, LLC, the Fund's adviser (the "Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.99% of the average daily net assets of the Fund through January 31, 2021 (the "Expense Limitation"). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the "Trust") is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the "Board") may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense reduction/reimbursement remains in place during the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Guardian Fundamental Global Equity Fund | Institutional Shares | USD ($)	101	519

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. The Fund is typically expected to have a portfolio turnover rate of 25% or less. Since the Fund has only recently commenced operations, no portfolio turnover information is available for its most recently completed fiscal year.

Principal Investment Strategies

Under normal conditions the Fund's adviser, Alta Capital Management, LLC (the "Adviser"), invests at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities (primarily common stock) of mid-capitalization ("mid-cap") and large-capitalization ("large-cap") companies. The Adviser considers mid-cap companies to be companies with market capitalizations between $1 billion and $10 billion at the time of purchase. The Adviser considers large-cap companies to be companies with market capitalizations greater than $10 billion at the time of purchase. The Fund will operate as a non-diversified portfolio.

The Fund may invest in U.S. and foreign equity securities. Under normal market conditions, the Fund invests at least 40% of its net assets in the securities of, and depositary receipts represented by, foreign issuers. Generally, the Fund's portfolio will be invested in at least five countries in the MSCI World Index, one of which may be the U.S. The Fund considers an issuer to be a foreign issuer if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; or (2) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in securities denominated in any currency.

In addition to buying equity securities, the Fund may invest in depositary receipts, including, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"). ADRs are dollar-denominated depositary receipts that typically are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.

EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored and are U.S. dollar-denominated.

The Fund may also invest up to 15% of its net assets in securities of companies that are listed in, or whose principal business activities are located in, emerging market countries. Emerging market countries include those defined or classified currently, or in the future, as an emerging market by the MSCI Emerging Markets Index.

The Adviser utilizes a bottom-up investment approach to construct a portfolio of securities of high-quality companies capable of sustaining growth for more than five years with the potential for share price appreciation. The Adviser's process seeks to identify companies that are positioned with exposure to growth with below average sensitivity to economic conditions. The Adviser quantitatively screens the universe of listed securities, on any exchange, using certain financial and other metrics with the goal of identifying companies that will enhance the quality and growth characteristics of the pool of securities from which the final portfolio is constructed. These criteria include, but are not limited to, minimum net income, maximum leverage, minimum return on invested capital (ROIC), and long term earnings per share growth rates. Growth characteristics that the Adviser includes in its analysis of a company are: (1) a proven track record of quality growth, (2) operating in industries we believe have potential for sustained periods of growth, (3) sustainable competitive advantage, (4) high, and preferably rising, return on income and capital ROIC, and (4) proven management. The quality of a company is measured by the Adviser using the following characteristics: (1) business maturity, (2) little or no leverage, (3) strong cash generation, (4) foundations for sustainable growth, including strong corporate governance, low regulatory, legal and tax risk, and a progressive environment and social strategy, among others, and (5) business diversification.

A security may be sold if it exceeds the Adviser's thresholds for target stock price relative to our estimates of the current value of the company's future cash flows and future ratios of stock price to company earnings, if the security no longer meets the Adviser's thresholds for the growth and quality characteristics outlined above, or if the Adviser believes a different combination of stocks in the Fund's portfolio would enhance the sustainable growth, quality and forecast return of the Fund's overall portfolio.

Principal Investment Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs. Currency rates may fluctuate significantly over short periods of time for a number of reasons. As a result, investments in foreign currency-denominated securities may reduce the returns of a Fund.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser's perception of the underlying companies' growth potentials may be wrong, or the securities purchased may not perform as expected.

ADR Risk. Investments in ADRs, including GDRs and EDRs, are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, "Foreign Securities and Emerging Markets Risk" below). These risks may adversely affect the value of the Fund's investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the Fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Foreign Securities and Emerging Markets Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income as compared to developed countries. Emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Management Risk. The performance of the Fund depends on the Adviser's success in selecting investments on behalf of the Fund. The Adviser's judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser. The Adviser's limited experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may diminish the performance of the Fund.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund's net asset value ("NAV") and investment return.

Mid-Cap Company Risk. Investments in securities of mid-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

New Fund Risk. As of the date of this Prospectus, the Fund has no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust's Board of Trustees may determine to liquidate the Fund.

Non-Diversification Risk. The Fund is non-diversified and the Fund's investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. The Adviser may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Performance

Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Visit www.altacapitalfunds.com or call 1-800-957-0681 for current performance information.